Pension Plans and Other Postretirement Benefits (Summary Of Components Of Net Periodic Benefit Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Pension Benefits [Member]
Net periodic benefit cost
Service cost	$ 8,801	$ 7,055	$ 6,755
Interest cost	9,583	9,079	8,559
Expected return on plan assets	(13,264)	(11,445)	(9,689)
Amortization of prior service (credit) cost	210	306	292
Amortization of actuarial net loss (gain)	5,329	3,203	3,371
Net periodic benefit cost	10,659	8,198	9,288
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Actuarial net loss (gain)	25,509	37,484	(7,530)
Prior service cost	0	0	1,193
Amortization of actuarial net (loss) gain	(5,329)	(3,203)	(3,371)
Amortization of prior service credit (cost)	(210)	(306)	(292)
Total recognized in other comprehensive income (loss)	19,970	33,975	(10,000)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	30,629	42,173	(712)
U.S. Postretirement Benefits [Member]
Net periodic benefit cost
Service cost	1,885	1,514	1,336
Interest cost	3,052	3,158	3,277
Expected return on plan assets	(1,492)	(1,595)	(1,627)
Amortization of prior service (credit) cost	9	8	9
Amortization of actuarial net loss (gain)	(66)	(602)	(439)
Net periodic benefit cost	3,388	2,483	2,556
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Actuarial net loss (gain)	2,442	5,072	(1,754)
Prior service cost	0	0	0
Amortization of actuarial net (loss) gain	66	602	439
Amortization of prior service credit (cost)	(9)	(8)	(9)
Total recognized in other comprehensive income (loss)	2,499	5,666	(1,324)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	5,887	8,149	1,232
Foreign Pension Benefits [Member]
Net periodic benefit cost
Service cost	4,314	4,510	3,015
Interest cost	5,345	5,881	5,447
Expected return on plan assets	(6,039)	(6,365)	(5,344)
Amortization of prior service (credit) cost	(144)	84	86
Amortization of transition (asset) obligation	0	0	(37)
Amortization of actuarial net loss (gain)	1,103	1,083	1,240
Settlement gain	(336)	0	0
Net periodic benefit cost	4,243	5,193	4,407
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Actuarial net loss (gain)	7,917	2,447	(723)
Prior service cost	2,041	0	49
Settlement gain	(581)	0	0
Amortization of transition asset (obligation)	0	0	37
Amortization of actuarial net (loss) gain	(1,103)	(1,083)	(1,240)
Amortization of prior service credit (cost)	144	(84)	(86)
Total recognized in other comprehensive income (loss)	8,418	1,280	(1,963)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	12,661	6,473	2,444
Foreign Postretirement Benefits [Member]
Net periodic benefit cost
Service cost	28	30	25
Interest cost	111	153	146
Expected return on plan assets	0	0	0
Amortization of prior service (credit) cost	0	0	0
Amortization of transition (asset) obligation	53	53	52
Amortization of actuarial net loss (gain)	31	61	53
Settlement gain	0	0	0
Net periodic benefit cost	223	297	276
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
Actuarial net loss (gain)	143	(374)	115
Prior service cost	0	0	0
Settlement gain	0	0	0
Amortization of transition asset (obligation)	(53)	(53)	(52)
Amortization of actuarial net (loss) gain	(31)	(61)	(53)
Amortization of prior service credit (cost)	0	0	0
Total recognized in other comprehensive income (loss)	59	(488)	10
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ 282	$ (191)	$ 286